BORROWINGS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
19.	BORROWINGS

There are no provisions in the Company’s bank borrowings and long term debts that would accelerate repayment of debt as a result of a change in credit ratings or a material adverse change in the Company’s business. Under certain agreements, the Company has the option to retire debt prior to maturity, either at par or at a premium over par.

Short term bank loan

Name of bank	Interest rate	Term	June 30, 2013		December 31, 2012
Agricultural Bank of China	6%	August 8, 2012 - August 29, 2013
Huangyuan County Branch,
Xining , Qinghai Province,
P.R.C.			$2,265,849	‸*	$3,181,927

‸	personal and corporate guaranteed by third parties.
*	secured by land use rights with net carrying amount of $515,186.

Long term debts

Name of lender	Interest rate	Term	June 30, 2013	December 31, 2012

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County,
Xining City,
Qinghai Province, P.R.C.			$178,031	$175,006

24.	BORROWINGS
There are no provisions in the Company’s bank borrowings and long term debts that would accelerate repayment of debt as a result of a change in credit ratings or a material adverse change in the Company’s business. Under certain agreements, the Company has the option to retire debt prior to maturity, either at par or at a premium over par.

Short term bank loan

Name of bank	Interest rate	Term	2012		2011

Agricultural Bank of China	6%	August 8, 2012 - August 29, 2013
Huangyuan County Branch, Xining City, Qinghai Province,
P.R.C.			$3,181,927	‸*	$-

‸	personal and corporate guaranteed by third parties.
*	secured by land use rights with net carrying amount of $528,240.

Long term debts

Name of lender	Interest rate	Term	2012	2011

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County, Xining City
Qinghai Province, P.R.C.			$175,006	$-